TRADE ACCOUNTS RECEIVABLE - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 168,683	R$ 223,314
Additions	417,765	444,284
Write-offs	(439,338)	(498,915)
Balance at the end of period	147,110	168,683
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	203,577	269,508
Additions	417,765	444,284
Write-offs	(442,741)	(510,215)
Balance at the end of period	178,601	203,577
Provision for losses
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(34,894)	(46,194)
Write-offs, Provision for losses	3,403	11,300
Balance at the end of period, Provision for losses	R$ (31,491)	R$ (34,894)